Risk management (Details 10) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sensibilities [Abstract]
Net Interest Margin	R$ 334	R$ 200	R$ 378
Market Value of Equity	2,063	1,861	2,066
Value at Risk - Balance
VaR	R$ 1,755	R$ 1,744	R$ 1,380